Going Concern - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 10, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 10, 2017
Retained Earnings (Accumulated Deficit)		$ 80,810,736		$ 80,810,736		$ 87,577,862	$ 71,391,881
Net Income (Loss) Attributable To Parent		(318,635)	$ (1,694,404)	$ 9,614,452	$ (10,849,132)	(13,175,770)	$ (51,921,854)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations						2,098,645
Loan Sale Agreement, Aggregate payments Made	$ 5,000,000					$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest	10.00%					10.00%
Loan Sale Agreement Return Distribution Description						after Buyer's realization of 150% return on the Cash Purchase Price within five (5) years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022
Debt Instrument, Face Amount	$ 17,295,000
Percentage Of Converted Right				85.00%
Approved Of Investors Issued And Outstanding				19.90%
Loss Contingency, Damages Sought, Value				$ 350,000
Return On Cash Purchase Price Percent				150.00%
Number Of Days From Closing	5 years
Iberia Bank [Member]
Percent Of Payment Allocation Percent				65.78947%
TCB [Member]
Percent Of Payment Allocation Percent				34.21053%
Merger Agreement [Member]
Amount Of Working Capital				$ 4,000,000
Payment Of Non Refundable Fee				$ 50,000
Payment Of Agreed Deposit In Shares				1,215,278
Second Amended and Restated Credit Agreement [Member] | Cort land Capital Market Services LLC [Member]
Aggregate Indebtedness								$ 4,500,000
New Credit Agreement [Member]
Aggregate Indebtedness								13,425,000
Subsequent Event [Member]
Loan Sale Agreement, Aggregate payments Made	$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest	10.00%
Loan Sale Agreement Return Distribution Description	after Buyer's realization of 150% return on the Cash Purchase Price within five (5) years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022,
Debt Instrument, Face Amount	$ 17,295,000
Restated Secured Note [Member]
Debt Instrument, Face Amount	$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage	16.00%
Debt Instrument, Unamortized Discount	$ 3,300,000
Debt Instrument, Fee Amount	100,000
Restated Secured Note [Member] | Subsequent Event [Member]
Debt Instrument, Decrease, Forgiveness	3,300,000
Debt Instrument, Face Amount	$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage	16.00%
Debt Instrument, Unamortized Discount	$ 3,300,000
Debt Instrument, Maturity Date	Nov. 01, 2017
Debt Instrument, Fee Amount	$ 100,000
New Note [Member] | New Credit Agreement [Member]
Debt Instrument, Face Amount								3,300,000
Promissory Note Due on June 9 2017 [Member] | Pass Creek Resources LLC [Member]
Debt Instrument, Face Amount								$ 105,806,000,000
Series A Preferred Stock [Member]
Accrued Of Unpaid Dividends		6,039,972		$ 6,039,972
Dividends Payable		$ 241,599		$ 241,599
Series A Preferred Stock [Member] | Merger Agreement [Member]
Percentage Of Converted Right				15.00%
Business Acquisition, Percentage of Voting Interests Acquired		66.70%		66.70%